SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION

Quebecor Media Inc. (“Quebecor Media” or the “Corporation”) is incorporated under the laws of Québec and is a wholly owned subsidiary of Quebecor Inc. (“Quebecor” or the “parent corporation”). Unless the context otherwise requires, Quebecor Media or the Corporation refers to Quebecor Media Inc. and its subsidiaries. The Corporation’s head office and registered office is located at 612 rue Saint-Jacques, Montréal, Québec, Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

	% voting	% equity
Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

The Corporation operates, through its subsidiaries, in the following industry segments: Telecommunications, Media, and Sports and Entertainment. The Telecommunications segment offers Internet access, television distribution, mobile and wireline telephony, business solutions and over-the-top video services in Canada. The operations of the Media segment in Québec include the operation of an over-the-air television network and specialty television services, the operation of soundstage and equipment rental and postproduction services for the film and television industries, the printing, publishing and distribution of daily newspapers, the operation of news and entertainment digital platforms and a music streaming service, the publishing and distribution of magazines, the production and distribution of audiovisual content, and the operation of an out-of-home advertising business. The activities of the Sports and Entertainment segment in Québec encompass the operation and management of the Videotron Centre in Québec City, show production, sporting and cultural event management, the publishing and distribution of books, the distribution and production of music, and the operation of two Quebec Major Junior Hockey League teams.

These segments are managed separately since they all require specific market strategies. The accounting policies of each segment are the same as the accounting policies used for the consolidated financial statements. Segment income includes income from sales to third parties and inter-segment sales. Transactions between segments are measured at exchange amounts between the parties.

COVID-19 pandemic

The COVID-19 pandemic has had a significant impact on the economic environment in Canada and around the world. In order to limit the spread of the virus, the Québec government has imposed a number of restrictions and special preventive measures since the beginning of this health crisis, including the suspension of some business activities. Since March 2020, this health crisis has curtailed the operations of many of Quebecor Media’s business partners and has led to a significant slowdown in some of the Corporation’s segments. Among other impacts, depending on circumstances, the restrictions and preventive measures imposed by the Québec government have caused a reduction in volume at Videotron Ltd.’s (“Videotron”) retail outlets; a reduction in advertising revenues, in sports events broadcast by the TVA Sports specialty channel and in film and audiovisual content activity in the Media segment; and the cancellation of most shows and events in the Sports and Entertainment segment. Due to the decrease in their revenues, most of the business units in the Media segment and Sports and Entertainment segment qualified for the Canadian Emergency Wage Subsidy and subsidies totalling $12.2 million were recorded in 2021 as a reduction in employee costs ($49.6 million in 2020). Given the uncertainty about the future evolution of the pandemic, including any new major wave, the full impact of the health crisis cannot be determined with certainty.

SEGMENTED INFORMATION

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2021
Revenues	$3,735.0	$776.0	$167.0	$(123.6)	$4,554.4

Employee costs	405.9	221.2	33.2	25.7	686.0
Purchase of goods and services	1,453.4	471.4	113.4	(143.4)	1,894.8
Adjusted EBITDA[1]	1,875.7	83.4	20.4	(5.9)	1,973.6

Depreciation and amortization					784.7
Financial expenses					325.9
Loss on valuation and translation of financial instruments					0.5
Restructuring of operations and other items					4.1
Loss on debt refinancing					80.9
Income before income taxes					$777.5

Cash flows used for
Additions to property, plant and equipment	$407.3	$19.7	$0.8	$0.4	$428.2
Additions to intangible assets	986.1	25.5	3.5	3.6	1,018.7
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.

SEGMENTED INFORMATION (continued)

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2020
Revenues	$3,622.6	$650.5	$158.0	$(113.3)	$4,317.8

Employee costs	403.8	176.7	30.3	24.2	635.0
Purchase of goods and services	1,354.4	391.6	119.0	(136.8)	1,728.2
Adjusted EBITDA[1]	1,864.4	82.2	8.7	(0.7)	1,954.6

Depreciation and amortization					804.1
Financial expenses					277.8
Loss on valuation and translation of financial instruments					1.3
Restructuring of operations and other items					39.2
Income before income taxes					$832.2

Cash flows used for
Additions to property, plant and equipment	$429.3	$15.9	$0.6	$0.4	$446.2
Additions to intangible assets	180.1	22.1	2.8	0.9	205.9
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.

SEGMENTED INFORMATION (continued)

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2019
Revenues	$3,480.4	$738.0	$192.2	$(116.8)	$4,293.8

Employee costs	398.6	228.6	38.6	32.4	698.2
Purchase of goods and services	1,278.4	434.6	146.3	(146.6)	1,712.7
Adjusted EBITDA[1]	1,803.4	74.8	7.3	(2.6)	1,882.9

Depreciation and amortization					751.2
Financial expenses					282.9
Loss on valuation and translation of financial instruments					0.8
Restructuring of operations and other items					28.6
Income before income taxes					$819.4

Cash flows used for
Additions to property, plant and equipment	$476.8	$21.8	$1.3	$1.4	$501.3
Additions to intangible assets	468.0	24.8	3.5	0.6	496.9
1	The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.